PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited)
1
Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 93.5%
Argentina : 0.2%
10,618
Cresud SACIF y A, ADR
$ 118,285
0.1
18,299  IRSA Inversiones y
Representaciones SA,
ADR
272,472
0.1
390,757
0.2
Brazil : 6.7%
213,200
Ambev SA, ADR
464,776
0.2
94,706  B3 SA - Brasil Bolsa
Balcao
212,429
0.1
185,919  Banco Bradesco SA,
ADR
514,996
0.2
38,026  Banco Santander Brasil
SA, ADR
179,483
0.1
42,218  BB Seguridade
Participacoes SA
253,705
0.1
53,815
(1)
BRF SA, ADR
189,429
0.1
10,301  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
198,752
0.1
9,958
Embraer SA
143,122
0.1
19,622
Equatorial Energia SA
119,388
0.1
99,851  Itau Unibanco Holding
SA, ADR
626,066
0.3
58,009
Klabin SA
191,549
0.1
1,450
(2)
MercadoLibre, Inc.
3,442,140
1.6
27,724
Petroleo Brasileiro SA
176,309
0.1
114,534  Petroleo Brasileiro SA -
Foreign, ADR
1,459,163
0.7
19,334
Porto Seguro SA
178,750
0.1
17,353
Rumo SA
51,412
0.0
49,692
(1)(2)
Sitios Latinoamerica SAB
de CV
8,376
0.0
38,639
Telefonica Brasil SA
217,431
0.1
27,241
Telefonica Brasil SA, ADR
305,644
0.2
117,775
TIM SA/Brazil
433,910
0.2
270,251
Totvs SA
2,101,853
1.0
17,314
Vale SA, ADR
165,002
0.1
49,363
Vale SA - Foreign
469,780
0.2
11,799
WEG SA
77,964
0.0
122,005
XP, Inc. - Class A
1,969,161
0.9
14,150,590
6.7
Chile : 0.5%
913,504
Banco de Chile
125,838
0.1
82,304
Cencosud SA
247,942
0.1
1,657,237  Cia Sud Americana de
Vapores SA
83,747
0.0
19,422
Empresas Copec SA
128,580
0.1
1,012,845
Enel Americas SA
101,013
0.0
25,227
Falabella SA
125,796
0.1
7,389
(1)(2)
Sociedad Quimica y
Minera de Chile SA, ADR
271,546
0.1
1,084,462
0.5
China : 15.8%
225,100  Alibaba Group Holding
Ltd.
3,384,329
1.6
22,364  Alibaba Group Holding
Ltd., ADR
2,697,769
1.3
53,500  Anhui Conch Cement Co.
Ltd. - Class H
154,889
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
4,390
(2)
Baidu, Inc., ADR
$ 385,749
0.2
167,000  Bank of China Ltd. -
Class H
96,395
0.0
1,833
(2)
BeiGene Ltd., ADR
551,971
0.3
290,000
(1)
Brilliance China
Automotive Holdings Ltd.
115,680
0.1
13,500
BYD Co. Ltd. - Class H
197,112
0.1
883,000
(3)
CGN Power Co. Ltd. -
Class H
331,719
0.2
304,000  China Communications
Services Corp. Ltd. -
Class H
177,062
0.1
204,000  China Construction Bank
Corp. - Class H
208,652
0.1
218,000  China Everbright
Environment Group Ltd.
116,672
0.1
152,000
(3)
China Feihe Ltd.
90,364
0.0
68,000  China Hongqiao Group
Ltd.
179,377
0.1
115,000  China Life Insurance Co.
Ltd. - Class H
332,190
0.2
74,000  China Merchants Port
Holdings Co. Ltd.
145,738
0.1
201,000  China Railway Group Ltd.
- Class H
101,129
0.0
29,200  China Resources Gas
Group Ltd.
73,914
0.0
90,000  China State Construction
International Holdings
Ltd.
137,879
0.1
127,000  China United Network
Communications Ltd. -
Class A
94,462
0.0
11,689
(2)
DiDi Global, Inc., ADR
58,796
0.0
16,600  ENN Energy Holdings
Ltd.
135,290
0.1
60,000  Geely Automobile
Holdings Ltd.
134,581
0.1
196,000  Guangdong Investment
Ltd.
174,458
0.1
440,654
H World Group Ltd.
1,375,370
0.7
73,200  Haier Smart Home Co.
Ltd. - Class H
230,608
0.1
151,000  Industrial & Commercial
Bank of China Ltd. -
Class H
115,700
0.1
50,300  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
103,215
0.0
17,645
(1)(2)
iQIYI, Inc., ADR
32,467
0.0
53,300
(2)(3)
JD Logistics, Inc.
92,370
0.0
40,211
JD.com, Inc. - Class A
633,803
0.3
100,000  Jiangsu Expressway Co.
Ltd. - Class H
122,620
0.1
45,500
Kingboard Holdings Ltd.
162,987
0.1
506,000
Kunlun Energy Co. Ltd.
487,456
0.2
31,000  Lao Feng Xiang Co. Ltd.
- Class B
110,871
0.0
50,680
(2)(3)
Meituan - Class B
781,868
0.4
20,900  Midea Group Co. Ltd. -
Class H
202,505
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
6,478  New Oriental Education &
Technology Group, Inc.,
ADR
$ 285,745
0.1
10,537
(2)
PDD Holdings, Inc., ADR
1,195,423
0.6
481,000  People's Insurance Co.
Group of China Ltd. -
Class H
369,537
0.2
890,000  PetroChina Co. Ltd. -
Class H
869,736
0.4
110,000  PICC Property & Casualty
Co. Ltd. - Class H
228,314
0.1
136,000
(3)
Qingdao Port
International Co. Ltd. -
Class H
113,065
0.0
115,422  Shenzhen International
Holdings Ltd.
115,416
0.1
12,657  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
405,993
0.2
122,500  Sinopec Engineering
Group Co. Ltd. - Class H
95,117
0.0
9,943
(2)
Sohu.com Ltd., ADR
154,514
0.1
97,254
Tencent Holdings Ltd.
6,808,970
3.2
106,659  Tencent Music
Entertainment Group,
ADR
2,238,772
1.1
180,000  Tingyi Cayman Islands
Holding Corp.
266,088
0.1
5,050
Trip.com Group Ltd.
313,516
0.1
6,433
Trip.com Group Ltd., ADR
398,524
0.2
459,600  Uni-President China
Holdings Ltd.
580,645
0.3
180,000  Want Want China
Holdings Ltd.
130,099
0.1
8,275
Weibo Corp., ADR
79,771
0.0
10,440
Weibo Corp. - Class A
101,938
0.0
66,000  Weichai Power Co. Ltd. -
Class H
139,911
0.1
13,800
(2)(3)
Xiaomi Corp. - Class B
92,846
0.0
73,000  Xinhua Winshare
Publishing and Media Co.
Ltd. - Class H
109,223
0.0
447,900  Yangzijiang Shipbuilding
Holdings Ltd.
878,524
0.4
56,790
Yum China Holdings, Inc.
2,636,761
1.3
4,950  ZTO Express Cayman,
Inc.
96,498
0.0
33,232,963
15.8
Czechia : 0.2%
7,231
(1)
CEZ AS
418,960
0.2
Egypt : 0.1%
74,598  Commercial International
Bank Egypt SAE
144,522
0.1
France : 0.7%
3,062
L'Oreal SA
1,354,886
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Greece : 0.5%
17,226  Hellenic
Telecommunications
Organization SA
$ 312,567
0.2
12,298  Helleniq Energy Holdings
SA
108,136
0.1
7,563
Jumbo SA
255,820
0.1
11,266
OPAP SA
252,764
0.1
929,287
0.5
Hong Kong : 1.3%
297,071
AIA Group Ltd.
2,769,941
1.3
Hungary : 0.7%
49,211  Magyar Telekom
Telecommunications PLC
244,352
0.1
58,503  MOL Hungarian Oil &
Gas PLC
508,305
0.2
2,309
OTP Bank Nyrt
187,366
0.1
18,552
Richter Gedeon Nyrt
556,846
0.3
1,496,869
0.7
Iceland : 0.1%
47,298
Festi hf
114,639
0.0
190,644
Hagar hf
163,385
0.1
278,024
0.1
India : 14.9%
17,588
(2)
Aurobindo Pharma Ltd.
227,400
0.1
1,035  Bajaj Holdings &
Investment Ltd.
164,340
0.1
57,895
Bharat Electronics Ltd.
251,513
0.1
38,256  Bharat Petroleum Corp.
Ltd.
142,960
0.1
14,600
Bharti Airtel Ltd.
271,762
0.1
4,473
Blue Star Ltd.
88,197
0.0
1,955
Britannia Industries Ltd.
128,630
0.1
10,270
Cipla Ltd./India
181,370
0.1
42,237
Coal India Ltd.
180,624
0.1
218,240
Coforge Ltd.
2,289,733
1.1
6,068  Coromandel International
Ltd.
185,551
0.1
2,743
Cummins India Ltd.
110,785
0.0
3,020
Divi's Laboratories Ltd.
226,151
0.1
676  Dixon Technologies India
Ltd.
129,159
0.1
12,398  Dr Reddy's Laboratories
Ltd.
178,875
0.1
3,834
Eicher Motors Ltd.
238,562
0.1
23,442
Exide Industries Ltd.
102,365
0.0
22,147
Fortis Healthcare Ltd.
215,662
0.1
36,627
HCL Technologies Ltd.
610,576
0.3
2,248
(3)
HDFC Asset
Management Co. Ltd.
144,473
0.1
78,897
HDFC Bank Ltd.
1,810,553
0.9
53,805
HDFC Bank Ltd., ADR
4,130,610
2.0
2,862
Hero MotoCorp Ltd.
138,643
0.1
38,600
Hindalco Industries Ltd.
298,827
0.1
15,995
Hindustan Unilever Ltd.
459,370
0.2
12,163
Indian Hotels Co. Ltd.
102,304
0.0
49,828
(2)
Indus Towers Ltd.
205,494
0.1
53,282
Infosys Ltd.
906,164
0.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
192,788  Infosys Ltd. - Foreign,
ADR
$ 3,223,415
1.5
2,785
(2)(3)
InterGlobe Aviation Ltd.
186,897
0.1
8,714
JSW Steel Ltd.
103,947
0.0
4,423
Kotak Mahindra Bank Ltd.
99,652
0.0
6,434
Lupin Ltd.
140,629
0.1
4,085
Mahindra & Mahindra Ltd.
148,811
0.1
13,470
(2)
MakeMyTrip Ltd.
1,260,657
0.6
16,758
Marico Ltd.
135,398
0.1
737
Maruti Suzuki India Ltd.
105,715
0.0
11,006  Max Healthcare Institute
Ltd.
156,149
0.1
59,529  National Aluminium Co.
Ltd.
124,868
0.1
145,405
NMDC Ltd.
116,869
0.1
42,223
NTPC Ltd.
160,250
0.1
35,676  Oil & Natural Gas Corp.
Ltd.
97,743
0.0
237
Page Industries Ltd.
131,768
0.1
2,844
Persistent Systems Ltd.
166,206
0.1
65,492
Petronet LNG Ltd.
214,712
0.1
52,661  Power Grid Corp. of India
Ltd.
174,085
0.1
345,722
Reliance Industries Ltd.
5,459,814
2.6
77,804
(2)
Reliance Strategic
Investments Ltd.
290,950
0.1
377
Shree Cement Ltd.
132,155
0.1
7,279  Sun Pharmaceutical
Industries Ltd.
141,358
0.1
71,567  Tata Consultancy
Services Ltd.
2,468,092
1.2
43,036  Tata Consumer Products
Ltd.
525,518
0.2
61,920
Tata Steel Ltd.
111,198
0.0
19,153
Tech Mahindra Ltd.
317,749
0.1
1,892
Trent Ltd.
107,920
0.0
1,307
UltraTech Cement Ltd.
181,979
0.1
61,522
Vedanta Ltd.
297,112
0.1
7,416
Voltas Ltd.
111,932
0.1
49,940
Wipro Ltd.
140,479
0.1
44,268
(2)
Zomato Ltd.
154,500
0.1
31,309,180
14.9
Indonesia : 1.7%
2,105,900  Astra International Tbk
PT
650,977
0.3
4,216,103
Bank Central Asia Tbk PT
2,113,092
1.0
230,000  Indofood Sukses Makmur
Tbk PT
118,762
0.1
1,785,700  Perusahaan Gas Negara
Tbk PT
176,534
0.1
1,918,900  Unilever Indonesia Tbk
PT
199,075
0.1
175,800
United Tractors Tbk PT
257,603
0.1
3,516,043
1.7
Japan : 1.2%
8,429
Fast Retailing Co. Ltd.
2,571,096
1.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Kuwait : 0.1%
79,046  Mobile
Telecommunications Co.
KSCP
$ 137,225
0.1
Luxembourg : 0.1%
6,167
Reinet Investments SCA
178,243
0.1
Malaysia : 1.2%
89,300
AMMB Holdings Bhd
105,516
0.0
67,600  CIMB Group Holdings
Bhd
103,334
0.0
257,700
Gamuda Bhd
311,043
0.1
29,100
Petronas Dagangan Bhd
146,983
0.1
29,600
Petronas Gas Bhd
124,785
0.1
96,000  Press Metal Aluminium
Holdings Bhd
119,895
0.1
756,800
Public Bank Bhd
745,348
0.4
91,100
Telekom Malaysia Bhd
143,826
0.1
242,100
Tenaga Nasional Bhd
737,424
0.3
93,387
UEM Sunrise Bhd
16,279
0.0
2,554,433
1.2
Mexico : 5.1%
39,453  America Movil SAB de
CV - Foreign, ADR
712,916
0.3
16,069  Arca Continental SAB
de CV
167,530
0.1
166,098
Cemex SAB de CV
144,923
0.1
56,344  Cemex SAB de CV -
Foreign, ADR
490,193
0.2
31,226  Coca-Cola Femsa SAB
de CV
259,541
0.1
7,015  Coca-Cola Femsa SAB
de CV - Foreign, ADR
582,525
0.3
16,621  Fomento Economico
Mexicano SAB de CV
150,263
0.1
24,321  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
2,200,078
1.1
8,192  Gruma SAB de CV -
Class B
141,116
0.1
18,366  Grupo Aeroportuario del
Centro Norte SAB de CV
244,361
0.1
14,339  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
330,059
0.2
8,305  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
251,818
0.1
97,594  Grupo Financiero Banorte
SAB de CV - Class O
869,163
0.4
40,473  Grupo Financiero Inbursa
SAB de CV - Class O
104,223
0.1
34,375  Grupo Mexico SAB de
CV
214,450
0.1
82,074
Grupo Televisa SAB, ADR
229,807
0.1
28,837
(2)
Ollamani SAB
71,875
0.0
68,414  Prologis Property Mexico
SA de CV
259,295
0.1
23,578  Promotora y Operadora
de Infraestructura SAB
de CV
278,699
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
1,024,305  Wal-Mart de Mexico SAB
de CV
$ 3,018,890
1.4
10,721,725
5.1
Peru : 0.6%
27,902  Cia de Minas
Buenaventura SAA, ADR
474,613
0.2
3,040
Credicorp Ltd.
720,480
0.4
1,195,093
0.6
Philippines : 0.4%
562,800
DMCI Holdings, Inc.
98,882
0.0
26,640  International Container
Terminal Services, Inc.
204,553
0.1
21,530
Manila Electric Co.
198,202
0.1
5,075
PLDT, Inc.
114,615
0.1
175,300  Semirara Mining & Power
Corp.
99,171
0.1
715,423
0.4
Qatar : 0.4%
32,592
Industries Qatar QSC
118,964
0.1
65,422
Ooredoo QPSC
241,773
0.1
57,512
Qatar Fuel QSC
240,094
0.1
54,429
Qatar Navigation QSC
162,046
0.1
180,373
Vodafone Qatar QSC
118,151
0.0
881,028
0.4
Romania : 0.3%
36,017
NEPI Rockcastle NV
275,284
0.1
1,728,301
OMV Petrom SA
303,006
0.1
3,642  Societatea De Producere
A Energiei Electrice
in Hidrocentrale
Hidroelectrica SA
101,940
0.1
680,230
0.3
Russia : —%
164,710
(4)
Alrosa PJSC
—
—
951,000
(2)(3)(4)
Detsky Mir PJSC
—
—
342,800
(4)
Fix Price Group PLC,
GDR
—
—
1,037,141
(2)(4)
Gazprom PJSC
—
—
25,468
(2)(4)
Lukoil PJSC
—
—
14,210
(4)
Magnit PJSC
—
—
271,070
(4)
Magnitogorsk Iron & Steel
Works PJSC
—
—
117,900
(2)(4)
MMC Norilsk Nickel PJSC
—
—
91,474
(4)
Mobile TeleSystems
PJSC
—
—
83,570
(2)(4)
Novolipetsk Steel PJSC
—
—
4,078
(4)
PhosAgro PJSC
—
—
453,015
(4)
Rosneft Oil Co. PJSC
—
—
1,076,340
(4)
Sberbank of Russia
PJSC
—
—
16,184
(4)
Severstal PAO
—
—
34,543
(4)
Tatneft PJSC
—
—
—
—
Saudi Arabia : 0.6%
2,588  Aldrees Petroleum and
Transport Services Co.
82,204
0.0
9,163
Almarai Co. JSC
116,862
0.1
14,000
Etihad Etisalat Co.
228,413
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia (continued)
2,743
Riyadh Cables Group Co.
$ 95,680
0.0
4,164
SABIC Agri-Nutrients Co.
132,080
0.1
59,561
(3)
Saudi Arabian Oil Co.
385,398
0.2
19,710
Saudi Telecom Co.
220,628
0.1
1,261,265
0.6
Singapore : 1.5%
583,214
(2)
Grab Holdings Ltd. -
Class A
2,851,917
1.3
475,500  Yangzijiang Financial
Holding Ltd.
351,585
0.2
3,203,502
1.5
South Africa : 3.1%
15,120
Bid Corp. Ltd.
380,153
0.2
11,100
Bidvest Group Ltd.
144,398
0.1
7,327  Capitec Bank Holdings
Ltd.
1,420,328
0.7
12,710
Clicks Group Ltd.
266,469
0.1
27,185
Exxaro Resources Ltd.
237,701
0.1
22,612
Foschini Group Ltd.
152,693
0.1
19,486
Mr Price Group Ltd.
225,486
0.1
32,964
MTN Group Ltd.
277,063
0.1
385
Naspers Ltd. - Class N
118,843
0.1
61,261
OUTsurance Group Ltd.
259,791
0.1
72,920
(3)
Pepkor Holdings Ltd.
109,508
0.1
383,752
Sanlam Ltd.
1,846,265
0.9
17,037
Shoprite Holdings Ltd.
248,322
0.1
7,817  Standard Bank Group
Ltd.
100,585
0.0
18,523
Tiger Brands Ltd.
308,611
0.1
37,589
Vodacom Group Ltd.
286,990
0.1
37,741
(1)
Woolworths Holdings
Ltd./South Africa
103,591
0.1
6,486,797
3.1
South Korea : 15.0%
2,074
Coway Co. Ltd.
161,763
0.1
1,601
DB Insurance Co. Ltd.
147,155
0.1
2,546
HD Hyundai Co. Ltd.
260,516
0.1
1,478  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
379,820
0.2
4,321  Hyundai Engineering &
Construction Co. Ltd.
209,118
0.1
3,189
Hyundai Glovis Co. Ltd.
336,864
0.1
1,618
Hyundai Mobis Co. Ltd.
341,430
0.2
1,812
KB Financial Group, Inc.
143,960
0.1
2,753
Kia Corp.
201,439
0.1
11,135
Korean Air Lines Co. Ltd.
188,520
0.1
2,557
KT&G Corp.
239,652
0.1
51,666
LG Uplus Corp.
543,867
0.2
249
Lotte Wellfood Co. Ltd.
22,062
0.0
15,000
NAVER Corp.
2,524,427
1.2
22,164
Samsung C&T Corp.
2,673,973
1.3
1,465  Samsung Electro-
Mechanics Co. Ltd.
155,652
0.1
97,998  Samsung Electronics Co.
Ltd.
4,994,368
2.4
8,908  Samsung Life Insurance
Co. Ltd.
804,076
0.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
9,672  Shinhan Financial Group
Co. Ltd.
$ 470,968
0.2
43,772
SK Hynix, Inc.
8,483,713
4.0
70,331
(2)
SK Square Co. Ltd.
7,575,383
3.6
12,597
SK Telecom Co. Ltd.
508,812
0.2
10,190  Woori Financial Group,
Inc.
180,803
0.1
31,548,341
15.0
Taiwan : 15.2%
11,000
Accton Technology Corp.
324,876
0.2
10,471
Advantech Co. Ltd.
116,478
0.1
45,000  ASE Technology Holding
Co. Ltd.
218,223
0.1
31,000
Asustek Computer, Inc.
680,494
0.3
19,000  Catcher Technology Co.
Ltd.
134,180
0.1
85,000  Cheng Shin Rubber
Industry Co. Ltd.
113,703
0.1
201,000
China Airlines Ltd.
137,733
0.1
144,000
China Steel Corp.
93,514
0.0
16,000
Chroma ATE, Inc.
229,109
0.1
54,000  Chunghwa Telecom Co.
Ltd.
233,349
0.1
132,000
Compal Electronics, Inc.
129,176
0.1
78,000
Delta Electronics, Inc.
1,469,373
0.7
6,000
Eclat Textile Co. Ltd.
80,258
0.0
9,000
Elite Material Co. Ltd.
329,910
0.2
267,000
Eva Airways Corp.
336,660
0.2
98,000  Far Eastern New Century
Corp.
93,928
0.0
77,000  Far EasTone
Telecommunications Co.
Ltd.
210,010
0.1
604,000
(1)(2)(3)
FIT Hon Teng Ltd.
203,310
0.1
160,000  Hon Hai Precision
Industry Co. Ltd.
940,878
0.4
5,000  International Games
System Co. Ltd.
130,738
0.1
2,000
King Slide Works Co. Ltd.
176,099
0.1
36,000  King Yuan Electronics
Co. Ltd.
140,820
0.1
3,000
Largan Precision Co. Ltd.
235,299
0.1
40,000
Lite-On Technology Corp.
158,140
0.1
3,000
Lotes Co. Ltd.
140,280
0.1
57,000
MediaTek, Inc.
2,581,221
1.2
42,000
(3)
Micro-Star International
Co. Ltd.
200,648
0.1
7,000  Nien Made Enterprise
Co. Ltd.
99,923
0.0
13,000  Novatek Microelectronics
Corp.
205,448
0.1
278,000
Pegatron Corp.
740,083
0.3
170,000
Pou Chen Corp.
159,870
0.1
12,000  Realtek Semiconductor
Corp.
229,450
0.1
47,000  Synnex Technology
International Corp.
104,160
0.0
132,000
Taiwan Cement Corp.
107,075
0.0
61,000
Taiwan Mobile Co. Ltd.
215,043
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
503,919  Taiwan Semiconductor
Manufacturing Co. Ltd.
$ 19,400,522
9.2
62,000  Teco Electric and
Machinery Co. Ltd.
105,252
0.0
50,000  Uni-President Enterprises
Corp.
131,963
0.1
165,000  United Microelectronics
Corp.
228,636
0.1
9,000
Yageo Corp.
158,145
0.1
50,000  Zhen Ding Technology
Holding Ltd.
208,533
0.1
31,932,510
15.2
Thailand : 1.6%
37,000  Advanced Info Service
PCL
328,736
0.2
145,500  Charoen Pokphand
Foods PCL
101,474
0.0
1,426,636
CP ALL PCL - Foreign
2,061,259
1.0
35,300
Kasikornbank PCL
174,553
0.1
192,500
Krung Thai Bank PCL
129,426
0.1
46,800  PTT Exploration &
Production PCL
180,167
0.1
252,800
(1)
PTT PCL - Foreign
257,041
0.1
279,900
(2)
True Corp. PCL
88,803
0.0
3,321,459
1.6
Turkey : 0.7%
461,265
Akbank TAS
764,758
0.4
37,140  Anadolu Anonim Turk
Sigorta Sirketi
90,941
0.0
14,029  BIM Birlesik Magazalar
AS
183,334
0.1
2,742
(2)
D-MARKET Elektronik
Hizmetler ve Ticaret AS,
ADR
7,376
0.0
8,853
Migros Ticaret AS
114,170
0.0
21,488
Turk Hava Yollari AO
152,127
0.1
101,475  Turkcell Iletisim
Hizmetleri AS
232,640
0.1
1,545,346
0.7
United Arab Emirates : 1.3%
19,653  Abu Dhabi Islamic Bank
PJSC
129,041
0.1
98,943  Abu Dhabi National Oil
Co. for Distribution PJSC
99,938
0.0
72,284  ADNOC Drilling Co.
PJSC
114,929
0.0
94,055  ADNOC Logistics &
Services
119,328
0.1
275,518
Air Arabia PJSC
278,528
0.1
126,319
Aldar Properties PJSC
326,426
0.1
102,760  Emaar Development
PJSC
419,357
0.2
285,867
Emaar Properties PJSC
1,183,862
0.6
78,479
Salik Co. PJSC
136,586
0.1
2,807,995
1.3
United Kingdom : 1.1%
39,422
Unilever PLC, ADR
2,303,427
1.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States : 0.6%
9,211
GCC SAB de CV
$ 86,119
0.0
8,091
Micron Technology, Inc.
883,052
0.4
7,201  Titan Cement
International SA
296,860
0.2
1,266,031
0.6
Total Common Stock
(Cost $178,574,192)
196,387,653
93.5
EXCHANGE-TRADED FUNDS : 4.3%
159,367
iShares MSCI China ETF
9,152,447
4.3
Total Exchange-Traded
Funds
(Cost $8,442,729)
9,152,447
4.3
PREFERRED STOCK : 0.8%
Brazil : 0.6%
251,900  Cia Energetica de Minas
Gerais
460,654
0.2
78,364
Gerdau SA
235,251
0.1
204,912
Itausa SA
377,654
0.2
41,751
Petroleo Brasileiro SA
242,697
0.1
1,316,256
0.6
Chile : 0.1%
48,663
Embotelladora Andina SA
186,724
0.1
Russia : —%
378
(4)
AK Transneft PJSC OAO
—
—
863,754
(4)
Surgutneftegas PJSC
—
—
217
(4)
Transneft PJSC
—
—
—
—
South Korea : 0.1%
971
LG Chem Ltd.
105,436
0.1
Total Preferred Stock
(Cost $3,499,852)
1,608,416
0.8
Total Long-Term
Investments
(Cost $190,516,773)
207,148,516
98.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.9%
Repurchase Agreements : 0.5%
1,000,000
(5)
Citadel Securities LLC,
Repurchase Agreement
dated 07/31/2025,
4.430%, due 08/01/2025
(Repurchase Amount
$1,000,121, collateralized
by various U.S.
Government Securities,
0.000%-5.000%, Market
Value plus accrued
interest $1,020,126, due
08/14/25-05/15/55)
1,000,000
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
6,751
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
07/31/2025, 4.360%,
due 08/01/2025
(Repurchase Amount
$6,752, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $6,886, due
04/15/27-11/15/54)
$ 6,751
0.0
30,298
(5)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
07/31/2025, 4.360%,
due 08/01/2025
(Repurchase Amount
$30,302, collateralized
by various U.S.
Government Securities,
0.125%-4.750%, Market
Value plus accrued
interest $30,904, due
02/15/41-08/15/52)
30,298
0.0
41,336
(5)
Natwest Markets
Securities Inc.,
Repurchase Agreement
dated 07/31/2025,
4.360%, due 08/01/2025
(Repurchase Amount
$41,341, collateralized
by various U.S.
Government Securities,
2.875%-4.625%, Market
Value plus accrued
interest $42,163, due
04/30/29-05/15/32)
41,336
0.0
Total Repurchase
Agreements
(Cost $1,078,385)
1,078,385
0.5

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1.4%
2,548,748
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.220%
$ 2,548,748
1.2
319,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.230%
319,000
0.2
Total Mutual Funds
(Cost $2,867,748)
2,867,748
1.4
Total Short-Term
Investments
(Cost $3,946,133)
3,946,133
1.9
Total Investments in
Securities
(Cost $194,462,906) $ 211,094,649 100.5
Liabilities in Excess of
Other Assets (1,112,749) (0.5)
Net Assets $ 209,981,900 100.0
ADR American Depositary Receipt
GDR Global Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of July 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 25.9%
Financials 14.2
Consumer Discretionary 12.5
Industrials 10.4
Communication Services 9.4
Consumer Staples 8.8
Energy 5.8
Exchange-Traded Funds 4.3
Materials 2.6
Utilities 2.0
Health Care 1.4
Real Estate 1.3
Short-Term Investments 1.9
Liabilities in Excess of Other Assets (0.5)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2025
Asset Table
Investments, at fair value
Common Stock
Argentina $ 390,757 $ — $ — $ 390,757
Brazil 14,150,590 — — 14,150,590
Chile 1,084,462 — — 1,084,462
China 8,225,239 25,007,724 — 33,232,963
Czechia — 418,960 — 418,960
Egypt — 144,522 — 144,522
France — 1,354,886 — 1,354,886
Greece 929,287 — — 929,287
Hong Kong — 2,769,941 — 2,769,941
Hungary 556,846 940,023 — 1,496,869
Iceland 114,639 163,385 — 278,024
India 8,614,682 22,694,498 — 31,309,180
Indonesia — 3,516,043 — 3,516,043
Japan — 2,571,096 — 2,571,096
Kuwait — 137,225 — 137,225
Luxembourg 178,243 — — 178,243
Malaysia 124,785 2,429,648 — 2,554,433
Mexico 10,721,725 — — 10,721,725
Peru 1,195,093 — — 1,195,093
Philippines 297,373 418,050 — 715,423
Qatar 639,255 241,773 — 881,028
Romania 275,284 404,946 — 680,230
Russia — — — —
Saudi Arabia 228,413 1,032,852 — 1,261,265
Singapore 2,851,917 351,585 — 3,203,502
South Africa 4,090,586 2,396,211 — 6,486,797
South Korea — 31,548,341 — 31,548,341
Taiwan — 31,932,510 — 31,932,510
Thailand — 3,321,459 — 3,321,459
Turkey 281,651 1,263,695 — 1,545,346
United Arab Emirates 334,195 2,473,800 — 2,807,995
United Kingdom 2,303,427 — — 2,303,427
United States 969,171 296,860 — 1,266,031
Total Common Stock 58,557,620 137,830,033 — 196,387,653
Exchange-Traded Funds 9,152,447 — — 9,152,447
Preferred Stock 1,502,980 105,436 — 1,608,416
Short-Term Investments 2,867,748 1,078,385 — 3,946,133
Total Investments, at fair value $ 72,080,795 $ 139,013,854 $ — $ 211,094,649
Other Financial Instruments+
Forward Foreign Currency Contracts — 996 — 996
Futures 2,448 — — 2,448
Total Assets $ 72,083,243 $ 139,014,850 $ — $ 211,098,093
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
At July 31, 2025, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 63,267 ZAR 1,134,349 The Bank of New York 08/01/25 $ 996
$ 996
At July 31, 2025, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI Emerging Markets Index 22 09/19/25 $ 1,362,130 $ 2,448
$ 1,362,130 $ 2,448
Currency Abbreviations:
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 45,575,210
Gross Unrealized Depreciation (28,943,467)
Net Unrealized Appreciation $ 16,631,743